Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Condensed Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Cash flows — investing activities:
Cash and cash equivalents — beginning balance		$ 843
Cash and cash equivalents — ending balance	$ 843	1,487
Parent Company [Member]
Cash flows — investing activities:
Cash and cash equivalents — beginning balance		26
Cash and cash equivalents — ending balance	26	1,124
Successor
Cash flows — operating activities:
Net income (loss)	(163)	(254)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Deferred income tax expense (benefit), net	(76)	418
Impacts of Tax Receivables Agreement	22	(213)
Other, net	1	69
Cash provided by (used in) operating activities	81	1,386
Cash flows — financing activities:
Special dividend	(992)	0
Other, net	(2)	(10)
Cash provided by (used in) financing activities	6	(201)
Cash flows — investing activities:
Odessa Acquisition	0	(355)
Changes in restricted cash	48	186
Cash used in investing activities	(45)	(541)
Net change in cash and cash equivalents	42	644
Cash and cash equivalents — beginning balance	801	843
Cash and cash equivalents — ending balance	843	1,487
Successor | Parent Company [Member]
Cash flows — operating activities:
Net income (loss)	(163)	(254)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Pretax equity in (gains) losses of consolidated subsidiaries	204	(80)
Deferred income tax expense (benefit), net	(76)	418
Impacts of Tax Receivables Agreement	22	(213)
Other, net	(3)	(23)
Changes in operating assets and liabilities	(26)	(2)
Cash provided by (used in) operating activities	(36)	(108)
Cash flows — financing activities:
Special dividend	(992)	0
Other, net	1	(1)
Cash provided by (used in) financing activities	(991)	(1)
Cash flows — investing activities:
Dividend received from subsidiaries	997	1,505
Odessa Acquisition	0	(330)
Changes in restricted cash	36	32
Cash used in investing activities	1,033	1,207
Net change in cash and cash equivalents	6	1,098
Cash and cash equivalents — beginning balance	20	26
Cash and cash equivalents — ending balance	$ 26	$ 1,124